Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

Note 7. Leases

The Company has operating and finance leases for some of its bank premises, with remaining lease terms of one year to 18 years.  Some of the operating leases have options to renew, which are reflected in the years disclosed.  The Company’s operating lease right-of-use assets and finance lease assets are included in “Bank premises and equipment, net” in the consolidated balance sheet and operating lease liabilities and finance lease liabilities are included in Accrued interest and other liabilities in the consolidated balance sheet.

The components of lease expense for the periods presented were as follows:

Years Ended December 31,	2023	2022

Operating lease cost	$209,697	$209,697

Finance lease cost:
Amortization of right-of-use assets	$227,279	$227,279
Interest on lease liabilities	81,072	86,028
Total finance lease cost	$308,351	$313,307

Total rental expense not associated with operating lease costs above amounted to $13,691 and $14,142 for the years ended December 31, 2023 and 2022, respectively.

Supplemental information related to leases as of the balance sheet dates was as follows:

December 31,	2023	2022

Operating Leases
Operating lease right-of-use assets	$452,536	$653,832

Operating lease liabilities	$443,370	$658,401

Finance Leases
Finance lease right-of-use assets	$3,398,047	$3,625,326

Finance lease liabilities	$3,424,971	$3,644,828
December 31,	2023	2022

Weighted Average Remaining Lease Term (in Years)
Operating Leases	1.7	2.7
Finance Leases	14.7	15.7

Weighted Average Discount Rate
Operating Leases	1.28%	1.28%
Finance Leases	2.29%	2.29%

Operating lease obligations

The Company is obligated under non-cancelable operating leases for bank premises expiring in various years through 2026, with options to renew.  Minimum future rental payments for these leases with original terms in excess of one year as of December 31, 2023 for each of the next three years and in aggregate are:

2024	$199,648
2025	154,659
2026	99,165
Total	$453,472

Finance lease obligations

The following is a schedule by years of future minimum lease payments under capital leases, together with the present value of the net minimum lease payments as of December 31, 2023:

2024	$302,819
2025	304,758
2026	311,451
2027	320,076
2028	322,163
Subsequent to 2028	2,439,150
Total minimum lease payments	4,000,417
Less amount representing interest	(575,446)
Present value of net minimum lease payments	$3,424,971

A reconciliation of the undiscounted cash flows in the maturity analysis above and the lease liability recognized in the consolidated balance sheet as of December 31, 2023, is shown below:

	Operating Leases	Finance Leases

Undiscounted cash flows	$453,472	$4,000,417
Discount effect of cash flows	(10,102)	(575,446)
Lease liabilities	$443,370	$3,424,971